Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Current liabilities:
Accounts payable	$ 374	$ 301	$ 348	$ 273
Accrued liabilities and other	424	389	405	384
Current portion of long-term debt	180	127	135	1
Other	9	20	5	27
Total current liabilities	987	837	893	685
Long-term debt	3,188	3,363	3,376	3,667
Other long-term liabilities	97	96	83	82
Total stockholders' deficit	(2,371)	(2,474)	(2,572)	(2,654)	(2,766)	(2,878)
Total liabilities and stockholders' deficit	1,901	1,822	1,780	1,780
Current assets:
Cash and equivalents	161	371	111	319	217	33
Merchandise inventories	1,076	840	1,019	826
Other	150	123	144	126
Total current assets	1,387	1,334	1,274	1,271
Property and equipment, net	344	312	316	301
Goodwill	95	95	95	95
Other assets	75	81	95	113
Total assets	1,901	1,822	1,780	1,780	1,722
Parent Company
Current liabilities:
Accounts payable	23	9	9	7
Accrued liabilities and other	295	257	280	262
Current portion of long-term debt	180	127	135	1
Intercompany payable	634	466	512	348
Other	8	19	5	24
Total current liabilities	1,140	878	941	642
Long-term debt	3,188	3,363	3,376	3,667
Other long-term liabilities	85	85	71	70
Total stockholders' deficit	(2,371)	(2,474)	(2,572)	(2,654)
Total liabilities and stockholders' deficit	2,042	1,852	1,816	1,725
Current assets:
Cash and equivalents	138	363	97	309	207	26
Merchandise inventories	717	554	677	571
Other	120	103	121	109
Total current assets	975	1,020	895	989
Property and equipment, net	277	249	251	234
Goodwill	95	95	95	95
Investment in subsidiaries	623	410	481	295
Other assets	72	78	94	112
Total assets	2,042	1,852	1,816	1,725
Guarantor Subsidiaries
Current liabilities:
Accounts payable	351	292	339	266
Accrued liabilities and other	129	132	125	122
Other	1	1		3
Total current liabilities	481	425	464	391
Other long-term liabilities	12	11	12	12
Total stockholders' deficit	623	410	481	295
Total liabilities and stockholders' deficit	1,116	846	957	698
Percentage of equity ownership owned	100.00%	100.00%
Current assets:
Cash and equivalents	23	8	14	10	10	7
Merchandise inventories	359	286	342	255
Intercompany receivables	634	466	512	348
Other	30	20	23	17
Total current assets	1,046	780	891	630
Property and equipment, net	67	63	65	67
Other assets	3	3	1	1
Total assets	1,116	846	957	698
Eliminations
Current liabilities:
Intercompany payable	(634)	(466)	(512)	(348)
Total current liabilities	(634)	(466)	(512)	(348)
Total stockholders' deficit	(623)	(410)	(481)	(295)
Total liabilities and stockholders' deficit	(1,257)	(876)	(993)	(643)
Current assets:
Intercompany receivables	(634)	(466)	(512)	(348)
Total current assets	(634)	(466)	(512)	(348)
Investment in subsidiaries	(623)	(410)	(481)	(295)
Total assets	$ (1,257)	$ (876)	$ (993)	$ (643)